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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                       Investment Company Act file number
                                    811-05090
                                    811-05089
                                    811-05091

         Tactical Growth and Income Stock Account For Variable Annuities

             Tactical Short Term Bond Account For Variable Annuities

            Tactical Aggressive Stock Account for Variable Annuities

                        One Cityplace, Hartford, CT 06103

                                Kathleen A. McGah
                                  One Cityplace
                               Hartford, CT 06103

                                 (860) 308-6202

                   Date of fiscal year end: December 31, 2004

                   Date of reporting period: December 31, 2004

ITEM 1. REPORT(S) TO STOCKHOLDERS.

The Annual Report to stockholders is filed herewith.

ANNUAL REPORTS
DECEMBER 31, 2004

                  TACTICAL GROWTH AND INCOME
                  STOCK ACCOUNT FOR VARIABLE ANNUITIES

                  TACTICAL SHORT-TERM
                  BOND ACCOUNT FOR VARIABLE ANNUITIES

                  TACTICAL AGGRESSIVE
                  STOCK ACCOUNT FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT  06103

                            The Travelers Investment Management Company
                            ("TIMCO") provides equity management and advisory
                            services for the following Travelers Life & Annuity
      [LOGO OF TIMCO]       Variable Products Separate Accounts ("Accounts")
A member of citigroup       contained in this report: Tactical Growth and Income
                            Stock Account for Variable Annuities, Tactical
                            Short-Term Bond Account for Variable Annuities and
                            Tactical Aggressive Stock Account for Variable
                            Annuities.

                                TABLE OF CONTENTS

                                                                            PAGE
--------------------------------------------------------------------------------

TACTICAL GROWTH AND INCOME STOCK ACCOUNT
FOR VARIABLE ANNUITIES.......................................................  1

TACTICAL SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES...................... 13

TACTICAL AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES..................... 23

BOARD OF MANAGERS AND OFFICERS............................................... 36

                      [This Page Intentionally Left Blank]

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

ASSETS:
  Investment securities, at fair value (cost $80,996,537) .......    $91,963,375
  Cash ..........................................................          3,305
  Receivables:
    Dividends ...................................................        128,272
    Purchase payments and transfers from other funding options ..         62,560
  Other assets ..................................................             64
                                                                     -----------

      Total Assets ..............................................     92,157,576
                                                                     -----------

LIABILITIES:
  Payables:
    Contract surrenders and transfers to other funding options ..         61,969
    Investment management and advisory fees .....................          7,483
    Variation on futures margin .................................          3,666
    Asset allocation fees .......................................         28,934
    Insurance charges ...........................................         28,934
  Accrued liabilities ...........................................             31
                                                                     -----------

      Total Liabilities .........................................        131,017
                                                                     -----------

Net Assets:
  (Applicable to 21,935,376 units outstanding
    at $4.195 per unit) .........................................    $92,026,559
                                                                     ===========

                        See Notes to Financial Statements

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME:
  Dividends ...............................................................    $ 1,543,222
  Interest ................................................................         62,171
                                                                               -----------
    Total income ..........................................................                          $ 1,605,393

EXPENSES:
  Asset Allocation fees ...................................................      1,015,711
  Investment management and advisory fees .................................        262,704
  Insurance charges .......................................................      1,015,711
                                                                               -----------
    Total expenses ........................................................                            2,294,126
                                                                                                     -----------
      Net investment income (loss) ........................................                             (688,733)
                                                                                                     -----------
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS)
      ON INVESTMENT SECURITIES:
  Realized gain (loss) from investment security transactions:
    Proceeds from investment securities sold ..............................     85,759,198
    Cost of investment securities sold ....................................     79,221,169
                                                                               -----------
      Net realized gain (loss) ............................................                            6,538,029

Change in unrealized gain (loss) on investment securities:
  Unrealized gain (loss) at December 31, 2004 .............................     10,966,838
  Unrealized gain (loss) at December 31, 2003 .............................      8,050,712
                                                                               -----------
    Net change in unrealized gain (loss) for the year .....................                            2,916,126
                                                                                                     -----------
      Net realized gain (loss) and change in unrealized gain (loss) .......                            9,454,155
                                                                                                     -----------
Net increase (decrease) in net assets resulting from operations ...........                          $ 8,765,422
                                                                                                     ===========


                        See Notes to Financial Statements

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                               2004              2003
                                                                               ----              ----
OPERATIONS:
  Net investment income (loss) .......................................    $    (688,733)    $  (1,112,881)
  Net realized gain (loss) from investment security transactions .....        6,538,029        (5,913,697)
  Net change in unrealized gain (loss) on investment securities ......        2,916,126        24,586,187
                                                                          -------------     -------------

    Net increase (decrease) in net assets resulting from operations ..        8,765,422        17,559,609
                                                                          -------------     -------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 2,286,630 and 3,041,739 units, respectively) ......        8,937,059        10,012,188
  Participant transfers from other funding options
    (applicable to 537,536 and 1,024,337 units, respectively) ........        2,101,426         3,286,972
  Asset allocation transfers from other allocation options
    (applicable to 9,036,676 units) ..................................       35,740,121                --
  Administrative charges
    (applicable to 43,558 and 43,456 units, respectively) ............         (176,885)         (152,490)
  Contract surrenders
    (applicable to 2,166,200 and 4,020,758 units, respectively) ......       (8,477,361)      (13,376,018)
  Participant transfers to other funding options
    (applicable to 1,620,771 and 1,458,022 units, respectively) ......       (6,538,362)       (4,724,746)
  Asset allocation transfers to other allocation options
    (applicable to 3,644,995 and 19,984,976 units, respectively) .....      (15,320,926)      (64,754,479)
  Other payments to participants
    (applicable to 40,361 and 130,461 units, respectively) ...........         (157,432)         (429,003)
                                                                          -------------     -------------

  Net increase (decrease) in net assets resulting from unit transactions     16,107,640       (70,137,576)
                                                                          -------------     -------------

    Net increase (decrease) in net assets ............................       24,873,062       (52,577,967)

NET ASSETS:
  Beginning of year ..................................................       67,153,497       119,731,464
                                                                          -------------     -------------

  End of year ........................................................    $  92,026,559     $  67,153,497
                                                                          =============     =============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Tactical Growth and Income Stock Account for Variable Annuities ("Account TGIS") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity contracts issued by The Company. Account TGIS is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Participants in Account TGIS have entered into asset allocation service agreements with CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company, which provide for the transfer of participants' funds to and from certain other accounts of The Company, at the discretion of the tactical asset allocation service.

The following is a summary of significant accounting policies consistently followed by Account TGIS in the preparation of its financial statements.

SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such
exchanges;   securities  traded  on  the  over-the-counter   market  and  listed
securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

FUTURES CONTRACTS. Account TGIS may use stock index futures contracts, and may also use interest rate futures contracts, as a substitute for the purchase or sale of individual securities. When Account TGIS enters into a futures contract, it agrees to buy or sell a specified index of stocks or debt securities at a future time for a fixed price, unless the contract is closed prior to expiration. Account TGIS is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

It is Account TGIS's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

Futures  contracts  purchased  by Account  TGIS are priced  and  settled  daily;
accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. Therefore, when Account TGIS holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the specified indexes or debt securities associated with the futures contract.

OPTIONS. Account TGIS may purchase index or individual equity put or call options, thereby obtaining the right to sell or buy a fixed number of shares of the underlying asset at the stated price on or before the stated expiration date. Account TGIS may sell the options before expiration. Options held by Account TGIS are listed on either national securities exchanges or on over-the-counter markets and are short-term contracts with a duration of less than nine months. The market value of the options will be based on the 4:00 p.m. Eastern Standard Time price of the respective exchange, or in the absence of such price, the latest bid quotation. There were no put or call options in Account TGIS in 2004.

REPURCHASE AGREEMENTS. When Account TGIS enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account TGIS plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account TGIS securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account TGIS monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account TGIS's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account TGIS in 2004.

FEDERAL INCOME TAXES. The operations of Account TGIS form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under the existing federal income tax law no taxes are payable on the investment income and capital gains of Account TGIS. Account TGIS is not taxed as a "regulated investment company" under Subchapter M of the Code.

OTHER. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities), were $65,881,226 and $50,994,271, respectively; the cost of purchases and proceeds from sales of direct and indirect U.S. government securities were $34,386,581 and $34,401,000, respectively, for the year ended December 31, 2004. Realized gains and losses from investment security transactions are reported on an identified cost basis.

At December 31, 2004, Account TGIS held 12 open S&P 500 Stock Index futures contracts expiring in March, 2005. The underlying face value, or notional value, of these contracts at December 31, amounted to $3,641,100. In connection with these contracts, short-term investments with a par value of $700,000 had been pledged as margin deposits.

Net realized gains (losses) resulting from futures contracts were $363,927 and ($393,298) for the years ended December 31, 2004 and 2003, respectively. These gains (losses) are included in the net realized gain (loss) from investment security transactions on both the Statement of Operations and the Statement of Changes in Net Assets. The cash settlement for December 31, 2004 is shown on the Statement of Assets and Liabilities as a payable for variation on futures margin.

3. CONTRACT CHARGES

Investment management and advisory fees are calculated daily at an annual rate of 0.3233% of Account TGIS's average net assets. These fees are paid to the Travelers Investment Management Company, an indirect wholly owned subsidiary of Citigroup Inc.

An asset allocation fee equivalent, on an annual basis, to 1.25% of the average net assets of Account TGIS is deducted for asset allocation services. The Company deducts the fee daily and, in turn, pays the fee to CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company, which provides asset allocation services to participants in Account TGIS.

Insurance charges are paid for the mortality and expense risks assumed by The Company. Each business day, The Company deducts a mortality and expense risk charge which is reflected in the calculation of accumulation unit values. This charge equals, on an annual basis, 1.25%.

For contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Company to cover administrative charges.

No sales charge is deducted from participant purchase payments when they are received. However, The Company generally assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date. Contract surrender payments are net of contingent deferred sales charges of $78,688 and $125,854 for the years ended December 31, 2004 and 2003, respectively.

4. SUPPLEMENTARY INFORMATION
   (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH YEAR.)

Total M&E and Rider Charges 1.25%, 3.5% AIR                                       FOR THE YEARS ENDED DECEMBER 31,
                                                                   ---------------------------------------------------------------
                                                                      2004          2003          2002          2001          2000
                                                                      ----          ----          ----          ----          ----
SELECTED PER UNIT DATA:
    Total investment income ....................................   $  .073       $  .056       $  .052       $  .064       $  .094
    Operating expenses .........................................      .110          .094          .097          .117          .145
                                                                   -------       -------       -------       -------       -------

    Net investment income (loss) ...............................     (.037)        (.038)        (.045)        (.053)        (.051)

    Unit value at beginning of year ............................     3.818         3.057         3.914         4.679         5.394
    Net realized and change in unrealized gains (losses) .......      .414          .799         (.812)        (.712)        (.664)
                                                                   -------       -------       -------       -------       -------

    Unit value at end of year ..................................   $ 4.195       $ 3.818       $ 3.057       $ 3.914       $ 4.679
                                                                   =======       =======       =======       =======       =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value ......................   $   .38       $   .76       $  (.86)      $  (.77)      $  (.72)
    Ratio of operating expenses to average net assets* .........      2.82%         2.82%         2.82%         2.82%         2.82%
    Ratio of net investment income (loss) to average net assets*     (0.96)%       (1.14)%       (1.27)%       (1.30)%       (0.98)%
    Number of units outstanding at end of year (thousands) .....    21,935        17,590        39,162        38,818        27,691
    Portfolio turnover rate ....................................        67%           68%           84%           59%           59%

*     Annualized

5. SUBSEQUENT EVENT

On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

The proposed sale would also include TIC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, which serves as the investment advisor for certain of the variable product separate accounts.

The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

TIC filed a Form 8-K Current Report with The United States Securities and Exchange Commission on February 2, 2005, with additional information about the transaction.

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                               SUMMARY OF HOLDINGS
                                DECEMBER 31, 2004

                                                                         of net
                                                                        % assets
                                                                        --------
COMMON STOCK
 Technology                                                               14.2
 Banking                                                                   7.8
 Pharmaceuticals                                                           7.4
 Retailers                                                                 6.1
 Insurance                                                                 5.9
 Conglomerates                                                             5.7
 Integrated Energy                                                         4.6
 Telecommunications                                                        4.0
 Consumers                                                                 3.3
 Brokerage                                                                 3.0
 Multimedia                                                                2.3
 Beverage                                                                  2.1
 Entertainment                                                             2.1
 Food                                                                      1.8
 Automotive                                                                1.7
 Finance                                                                   1.7
 Healthcare                                                                1.7
 Medical Supplies                                                          1.6
 Utilities                                                                 1.6
 Chemicals                                                                 1.5
 Electric Utilities                                                        1.4
 United States Agency Securities                                           1.4
 Oil Companies                                                             1.3
 Services                                                                  1.3
 Capital Goods                                                             1.1
 Tobacco                                                                   1.0
 Metals                                                                    0.9
 Transportation Services                                                   0.9
 Aerospace                                                                 0.8
 Defense                                                                   0.7
 Paper                                                                     0.7
 Independent Energy                                                        0.6
 Lodging                                                                   0.5
 Consumer Products                                                         0.4
 Machinery                                                                 0.4
 Home Construction                                                         0.3
 Biotechnology                                                             0.2
 Building Materials                                                        0.2
 Media Cable                                                               0.2
 Restaurants                                                               0.2
                                                                       -------
TOTAL COMMON STOCKS                                                       94.6

SHORT-TERM INVESTMENTS
 Commercial Paper                                                          4.6
 United States Treasury                                                    0.7
                                                                       -------
TOTAL SHORT-TERM                                                           5.3
                                                                       -------

FUTURES CONTRACTS                                                          0.0
                                                                       -------

TOTAL INVESTMENTS                                                         99.9
                                                                       -------

Other Assets and Liabilities                                               0.1
                                                                       -------

TOTAL NET ASSETS                                                         100.0
                                                                       =======

                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 2004

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                                                    NO. OF               FAIR
                                                    SHARES               VALUE
                                                  ----------          ----------
COMMON STOCK (94.6%)

AEROSPACE (0.8%)
  Boeing Co.                                         4,777            $  247,305
  General Dynamics Corp.                             4,290               448,734
                                                                      ----------
                                                                         696,039
                                                                      ----------
AUTOMOTIVE (1.7%)
  Ford Motor Co.                                    26,244               384,212
  General Motors Corp.                              10,670               427,440
  Harley-Davidson                                    4,937               299,923
  PACCAR Inc.                                        5,757               463,698
                                                                      ----------
                                                                       1,575,273
                                                                      ----------
BANKING (7.8%)
  Bank of America Corp.                             42,410             1,992,846
  Capital One Financial Corp.                        6,973               587,196
  First Horizon National                                39                 1,681
  J.P. Morgan Chase & Co.                           36,508             1,424,177
  KeyCorp                                            3,509               118,955
  Marshall & Ilsley Corp.                            3,014               133,219
  MBNA Corp.                                         3,316                93,478
  National City Corp.                               10,925               410,234
  Providian Financial Corp.                         10,223               168,373
  U.S. Bancorp                                       8,429               263,996
  Wachovia Corp.                                    17,402               915,345
  Washington Mutual, Inc.                            2,177                92,044
  Wells Fargo & Co.                                 16,181             1,005,649
                                                                      ----------
                                                                       7,207,193
                                                                      ----------
BEVERAGE (2.1%)
  Anheuser-Busch Companies, Inc.                     1,789                90,756
  Coca-Cola Co.                                     23,150               963,735
  Coca-Cola Enterprises Inc.                         3,555                74,122
  PepsiCo, Inc.                                     16,062               838,437
                                                                      ----------
                                                                       1,967,050
                                                                      ----------
BIOTECHNOLOGY (0.2%)
  Genetech Inc. (A)                                  3,299               179,598
                                                                      ----------

BROKERAGE (3.0%)
  Bear Stearns Companies                             5,927               606,391
  Goldman Sachs Group Inc.                           6,744               701,646
  Lehman Brothers Holdings Inc.                      4,930               431,276
  Merrill Lynch & Co. Inc.                           6,271               374,818
  Morgan Stanley                                    10,962               608,610
                                                                      ----------
                                                                       2,722,741
                                                                      ----------

BUILDING MATERIALS (0.2%)
  Masco Corp.                                        5,944               217,134
                                                                      ----------

CAPITAL GOODS (1.1%)
  Danaher Corp.                                      7,281               418,002
  Deere & Co.                                        5,800               431,520
  Eaton Corp.                                        1,627               117,730
                                                                      ----------
                                                                         967,252
                                                                      ----------
CHEMICALS (1.5%)
  Dow Chemical                                       9,255               458,215
  E.I. du Pont de Nemours & Co.                      3,467               170,056
  Ecolab Inc.                                        5,962               209,445
  Monsanto Co.                                       9,063               503,450
                                                                      ----------
                                                                       1,341,166
                                                                      ----------
CONGLOMERATES (5.7%)
  3M Co.                                             4,231               347,238
  Dover Corp.                                        6,314               264,809
  General Electric Co.                              77,607             2,832,656
  Honeywell International, Inc.                      6,678               236,468
  ITT Industries, Inc.                               2,725               230,126
  Parker-Hannifin                                    3,782               286,449
  Tyco International Ltd.                           16,696               596,715
  United Technologies                                4,016               415,054
                                                                      ----------
                                                                       5,209,515
                                                                      ----------
CONSUMER PRODUCTS (0.4%)
  Fortune Brands                                     4,498               347,156
                                                                      ----------

CONSUMERS (3.3%)
  Avery Dennison Corp.                               2,094               125,577
  Ball Corp.                                         3,597               158,196
  Black & Decker Corp.                                 673                59,446
  Colgate-Palmolive Co.                              2,679               137,058
  Eastman Kodak                                      7,614               245,552
  Gillette Co.                                       3,921               175,582
  NIKE, Inc. (Class B)                               6,492               588,759
  Pactiv Corp. (A)                                   8,373               211,753
  Procter & Gamble Co.                              20,812             1,146,325
  Sealed Air Corp. (A)                               4,485               238,916
                                                                      ----------
                                                                       3,087,164
                                                                      ----------
DEFENSE (0.7%)
  Lockheed Martin Corp.                              4,963               275,695
  Northrop Grumman Corp.                             6,468               351,600
                                                                      ----------
                                                                         627,295
                                                                      ----------
ELECTRIC UTILITIES (1.4%)
  American Electric Power                           10,585               363,489
  Edison International                               7,876               252,268
  FirstEnergy Corp.                                  9,001               355,630
  Public Service Enterprise Group                    2,266               117,311
  Southern Co.                                       4,625               155,030
                                                                      ----------
                                                                       1,243,728
                                                                      ----------

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2004

                                                    NO. OF               FAIR
                                                    SHARES               VALUE
                                                  ----------          ----------
ENTERTAINMENT (2.1%)
  Carnival Corp.                                      4,830           $  278,353
  Electronic Arts (A)                                 1,709              105,462
  Fox Entertainment Group (Class A) (A)               9,381              293,250
  The Walt Disney Co.                                27,451              763,138
  Viacom, Inc. (Class B)                             13,528              492,284
                                                                      ----------
                                                                       1,932,487
                                                                      ----------
FINANCE (1.7%)
  American Express Co.                               14,545              819,902
  Countrywide Financial                              13,555              501,671
  Principal Financial Group                           4,941              202,285
                                                                      ----------
                                                                       1,523,858
                                                                      ----------
FOOD (1.8%)
  Archer-Daniels-Midland Co.                         19,427              433,416
  Hormel Foods Corp.                                  2,826               88,595
  Kellogg Co.                                         1,640               73,242
  McDonald's Corp.                                   16,496              528,862
  Sara Lee Corp.                                     16,911              408,232
  Yum! Brands                                         2,194              103,513
                                                                      ----------
                                                                       1,635,860
                                                                      ----------
HEALTHCARE (1.7%)
  Aetna Inc.                                          1,237              154,316
  Caremark Rx, Inc. (A)                               5,062              199,595
  Medco Health Solutions (A)                          2,253               93,725
  UnitedHealth Group, Inc.                            8,686              764,629
  Zimmer Holdings (A)                                 4,113              329,534
                                                                      ----------
                                                                       1,541,799
                                                                      ----------
HOME CONSTRUCTION (0.3%)
  Pulte Homes, Inc.                                   3,861              246,332
                                                                      ----------

INDEPENDENT ENERGY (0.6%)
  Anadarko Petroleum Corp.                            2,376              153,989
  Burlington Resources                                6,982              303,717
  Devon Energy Corp.                                  2,614              101,737
                                                                      ----------
                                                                         559,443
                                                                      ----------
INSURANCE (5.9%)
  ACE Limited                                         2,359              100,847
  AFLAC Inc.                                          4,273              170,236
  Allstate Corp.                                      3,787              195,864
  Ambac Financial Group                               4,608              378,455
  American International Group, Inc.                 21,030            1,381,040
  Aon Corp.                                           2,431               58,004
  Chubb Corp.                                         5,136              394,958
  CIGNA Corp.                                         3,078              251,072
  Hartford Financial Services Group, Inc.             1,707              118,312
  Humana Inc. (A)                                    10,180              302,244
  Jefferson-Pilot Corp.                               1,163               60,429
  Lincoln National Corp.                              1,561               72,867
  Marsh & McLennan Cos., Inc.                         4,157              136,765
  MetLife Inc.                                        5,835              236,376
  MGIC Investment Corp.                               2,960              203,974
  Prudential Financial, Inc.                         13,528              743,499
  The Progressive Corp.                               4,532              384,495
  Wellpoint Inc. (A)                                  2,238              257,370
                                                                      ----------
                                                                       5,446,807
                                                                      ----------
INTEGRATED ENERGY (4.6%)
  ChevronTexaco Corp.                                17,164              901,282
  ConocoPhillips                                      5,582              484,685
  Exxon Mobil Corp.                                  51,272            2,628,203
  Marathon Oil                                        5,200              195,572
                                                                      ----------
                                                                       4,209,742
                                                                      ----------
LODGING (0.5%)
  Marriott International  (Class A)                   5,984              376,872
  Starwood Hotels & Resorts                           1,419               82,870
                                                                      ----------
                                                                         459,742
                                                                      ----------
MACHINERY (0.4%)
  Ingersoll-Rand Co. (Class B)                        4,858              390,097
                                                                      ----------

MEDIA CABLE (0.2%)
  Univision Communications (Class A) (A)              7,555              221,135
                                                                      ----------

MEDICAL SUPPLIES (1.6%)
  Abbott Laboratories                                12,202              569,223
  Becton, Dickinson and Company                       1,959              111,271
  Boston Scientific (A)                               6,635              235,874
  Cardinal Health                                     1,356               78,851
  Hospira, Inc. (A)                                     702               23,517
  Medtronic, Inc.                                     9,530              473,355
                                                                      ----------
                                                                       1,492,091
                                                                      ----------
METALS (0.9%)
  Alcoa Inc.                                         17,562              551,798
  Newmont Mining Corp.                                3,277              145,532
  Nucor Corp.                                         2,115              110,699
                                                                      ----------
                                                                         808,029
                                                                      ----------
MULTIMEDIA (2.3%)
  Brown-Forman Corp.  (Class B)                       2,073              100,914
  Comcast Corp.  (Class A)                           18,107              602,691
  Gannett Co., Inc.                                   3,768              307,846
  Lamar Advertising  (Class A) (A)                    3,838              163,979
  News Corp. (Class A) (A)                           14,204              265,047
  Time Warner Inc. (A)                               35,555              691,189
                                                                      ----------
                                                                       2,131,666
                                                                      ----------

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2004

                                                    NO. OF               FAIR
                                                    SHARES               VALUE
                                                  ----------          ----------
OIL COMPANIES (1.3%)
  Baker Hughes Inc.                                   3,926           $  167,522
  Halliburton Co.                                     3,306              129,727
  Occidental Petroleum Corp.                          3,147              183,659
  Schlumberger Ltd.                                   5,447              364,677
  Sunoco Inc.                                         1,299              106,141
  Transocean, Inc.                                    3,571              151,375
  Valero Energy Corp.                                 3,076              139,650
                                                                      ----------
                                                                       1,242,751
                                                                      ----------
PAPER (0.7%)
  Georgia-Pacific Corp.                               2,980              111,690
  International Paper                                 3,992              167,664
  Kimberly Clark Corp.                                4,023              264,754
  Weyerhaeuser Co.                                    1,680              112,930
                                                                      ----------
                                                                         657,038
                                                                      ----------
PHARMACEUTICALS (7.4%)
  AmerisourceBergen Corp.                             2,803              164,480
  Amgen, Inc. (A)                                    10,438              669,650
  Biogen Idec Inc. (A)                                5,244              349,329
  Bristol-Myers Squibb                               15,023              384,889
  Eli Lilly & Co.                                     7,125              404,344
  Forest Laboratories  (Class A) (A)                  5,612              251,754
  Gilead Sciences (A)                                 8,303              290,563
  IVAX Corp.                                          8,102              128,174
  Johnson & Johnson                                  23,202            1,471,471
  Merck & Co., Inc.                                  17,201              552,840
  Pfizer Inc.                                        59,415            1,597,669
  Schering-Plough                                    11,427              238,596
  Wyeth                                               7,409              315,549
                                                                      ----------
                                                                       6,819,308
                                                                      ----------
RESTAURANTS (0.2%)
  Starbucks Corp. (A)                                 3,076              191,835
                                                                      ----------

RETAILERS (6.1%)
  Autozone, Inc. (A)                                    964               88,023
  Best Buy Co. Inc.                                   5,176              307,558
  Borders Group                                       7,743              196,672
  Costco Wholesale Corp.                              3,653              176,970
  Federated Department Stores, Inc.                   2,094              121,012
  GameStop Corp. (Class A) (A)                        2,571               57,616
  Home Depot, Inc.                                   26,940            1,151,416
  Jones Apparel Group, Inc.                           1,179               43,116
  Limited Brands                                      7,851              180,730
  Lowe's Cos.                                         3,193              183,885
  Staples Inc.                                       13,319              449,050
  Target Corp.                                        2,254              117,050
  The Gap, Inc.                                       6,998              147,798
  Toys R Us, Inc. (A)                                12,020              246,049
  Walgreen Co.                                        9,301              356,879
  Wal-Mart Stores, Inc.                              33,590            1,774,224
                                                                      ----------
                                                                       5,598,048
                                                                      ----------
SERVICES (1.3%)
  Cendant Corp.                                       8,724              203,967
  eBay Inc. (A)                                       5,194              604,088
  Yahoo! Inc. (A)                                    10,436              393,489
                                                                      ----------
                                                                       1,201,544
                                                                      ----------
TECHNOLOGY (14.2%)
  Adobe Systems                                       5,537              347,530
  Advanced Micro Devices (A)                         14,206              312,816
  Analog Devices, Inc.                                3,025              111,683
  Apple Computer (A)                                  3,032              195,200
  Autodesk, Inc.                                     11,335              431,013
  Cisco Systems, Inc. (A)                            53,182            1,025,881
  Comverse Technology Inc. (A)                       13,829              338,050
  Corning Inc.                                       10,636              125,186
  Dell Inc. (A)                                      19,684              829,582
  EMC Corp. (A)                                      19,484              289,727
  Fiserv Inc.  (A)                                    2,064               82,962
  Hewlett Packard Co.                                23,957              502,378
  Intel Corp.                                        50,855            1,190,770
  International Business Machine                     14,101            1,390,077
  Jabil Circuit (A)                                   7,726              197,631
  KLA-Tencor Corp.  (A)                               1,599               74,473
  Lexmark International  (Class A) (A)                1,019               86,615
  Maxim Integrated Products                           2,505              106,174
  Micron Technology, Inc.                            16,891              208,604
  Microsoft Corp.                                    84,813            2,265,779
  Motorola, Inc.                                     34,863              599,644
  NCR Corp. (A)                                       4,367              302,327
  Oracle Corp. (A)                                   39,415              540,971
  Scientific-Atlanta, Inc.                            8,374              276,426
  Sun Microsystems Inc. (A)                          27,705              149,191
  Texas Instruments Inc.                             15,850              390,227
  Thomas & Betts Corp.                                7,318              225,029
  VERITAS Software (A)                                9,114              259,840
  Waters Corp. (A)                                    4,746              222,065
                                                                      ----------
                                                                      13,077,851
                                                                      ----------
TELECOMMUNICATIONS (4.0%)
  BellSouth Corp.                                    21,020              584,146
  Capital Receivables Corp.                          25,915              667,830
  CenturyTel, Inc.                                    2,122               75,267
  Nextel Partners (Class A) (A)                      13,014              253,968
  Polycom Inc. (A)                                    8,294              193,250
  QUALCOMM, Inc.                                     11,729              497,896
  Sprint Corp.                                       11,582              287,813
  Verizon Communications                             27,765            1,124,760
                                                                      ----------
                                                                       3,684,930
                                                                      ----------

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2004

                                                    NO. OF               FAIR
                                                    SHARES               VALUE
                                                  ----------          ----------
TOBACCO (1.0%)
  Altria Group                                       16,213           $  990,614
                                                                      ----------

TRANSPORTATION SERVICES (0.9%)
  Norfolk Southern Corp.                              2,840              102,780
  United Parcel Service (Class B)                     8,990              768,285
                                                                      ----------
                                                                         871,065
                                                                      ----------
UNITED STATES AGENCY SECURITIES (1.4%)
  Federal Association National Mortgage              11,966              852,099
  Federal Home Loan Mortgage Corp.                    5,347              394,074
                                                                      ----------
                                                                       1,246,173
                                                                      ----------
UTILITIES (1.6%)
  AES Corp. (A)                                      21,401              292,552
  Constellation Energy Group                          7,944              347,232
  Exelon Corp.                                        9,535              420,207
  Kinder Morgan                                       5,097              372,744
  National Fuel Gas Co.                               2,062               58,437
                                                                      ----------
                                                                       1,491,172
                                                                      ----------

TOTAL COMMON STOCKS
  (COST $76,092,700)                                                  87,059,721
                                                                     -----------

                                                  PRINCIPAL
                                                    AMOUNT
                                                ------------
SHORT-TERM INVESTMENTS (5.3%)
COMMERCIAL PAPER (4.6%)
  Morgan Stanley,
    2.38% due January 5, 2005                   $   884,000              883,718
  UBS Financials Inc.,
    2.26% due January 3, 2005                     3,322,000            3,321,362
                                                                     -----------
                                                                       4,205,080
                                                                     -----------

UNITED STATES TREASURY (0.7%)
  United States of America Treasury,
  1.99% due February 10, 2005 (B)                $  700,000          $   698,574
                                                                     -----------

TOTAL SHORT-TERM
  INVESTMENTS (COST $4,903,837)                                        4,903,654
                                                                     -----------

                                                  NOTIONAL
                                                    VALUE
                                                ------------
FUTURES CONTRACTS (0.0%)
  S&P 500 Stock Index,
  Exp. March, 2005 (C)                            3,641,100                   --
                                                                     -----------

TOTAL INVESTMENTS (99.9%)
  (COST $80,996,537) (D)                                              91,963,375
                                                                     -----------

OTHER ASSETS AND LIABILITIES (0.1%)                                       63,184
                                                                     -----------

TOTAL NET ASSETS (100.0%)                                            $92,026,559
                                                                     ===========

NOTES

(A)   Non-income Producing Security.

(B) Par value of $700,000 pledged to cover margin deposits on futures contracts.

(C) As more fully discussed in Note 1 to the financial statements, it is Account TGIS's practice to hold cash and cash equivalents (including short-term investments) at least equal to the underlying face value, or notional value, of outstanding purchased futures contracts, less the initial margin. Account TGIS uses futures contracts as a substitute for holding individual securities.

(D) At December 31, 2004, net unrealized appreciation for all securities was 10,966,838. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over cost of $12,590,888 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over fair value of $1,624,050.

                        See Notes to Financial Statements

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Managers and the Owners of Variable Annuity Contracts of The Tactical Growth and Income Stock Account for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Tactical Growth and Income Stock Account for Variable Annuities, including the statement of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the selected per unit data and ratios for each of the years in the five-year period then ended. These financial statements and selected per unit data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and selected per unit data and ratios based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per unit data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and selected per unit data and ratios. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit data and ratios referred to above present fairly, in all material respects, the financial position of The Tactical Growth and Income Stock Account for Variable Annuities as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the selected per unit data and ratios for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Hartford, Connecticut
February 17, 2005

                        TACTICAL SHORT-TERM BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

ASSETS:
  Investment securities, at fair value (cost $109,619,711) ....     $109,611,267
  Cash ........................................................            1,883
  Receivables:
    Interest ..................................................            4,141
    Purchase payments and transfers from other funding options            89,514
  Other assets ................................................                2
                                                                    ------------

      Total Assets ............................................      109,706,807
                                                                    ------------

LIABILITIES:
  Payables:
    Contract surrenders and transfers to other funding options            65,692
    Investment management and advisory fees ...................            5,939
    Asset allocation fees .....................................           22,963
    Insurance charges .........................................           22,963
                                                                    ------------

      Total Liabilities .......................................          117,557
                                                                    ------------

NET ASSETS:
  (Applicable to 73,727,606 units outstanding
     at $1.486 per unit) ......................................     $109,589,250
                                                                    ============


                        See Notes to Financial Statements

                        TACTICAL SHORT-TERM BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME:
  Interest .............................................................                        $ 1,502,886

EXPENSES:
  Asset allocation fees ................................................     $ 1,415,902
  Investment management and advisory fees ..............................         366,209
  Insurance charges ....................................................       1,415,902
                                                                             -----------

    Total expenses .....................................................                          3,198,013
                                                                                               ------------

      Net investment income (loss) .....................................                         (1,695,127)
                                                                                               ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS)
      ON INVESTMENT SECURITIES:
  Realized gain (loss) from investment security transactions:
    Proceeds from investment securities sold ...........................      45,130,418
    Cost of investment securities sold .................................      45,130,462
                                                                             -----------

      Net realized gain (loss) .........................................                                (44)

Change in unrealized gain (loss) on investment securities:
  Unrealized gain (loss) at December 31, 2004 ..........................          (8,444)
  Unrealized gain (loss) at December 31, 2003 ..........................          (1,394)
                                                                             -----------

    Net change in unrealized gain (loss) for the year ..................                             (7,050)
                                                                                               ------------

      Net realized gain (loss) and change in unrealized gain (loss) ....                             (7,094)
                                                                                               ------------

Net increase (decrease) in net assets resulting from operations ........                       $ (1,702,221)
                                                                                               ============


                        See Notes to Financial Statements

                        TACTICAL SHORT-TERM BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                               2004              2003
                                                                               ----              ----

OPERATIONS:
  Net investment income (loss) .......................................    $  (1,695,127)    $  (1,261,503)
  Net realized gain (loss) from investment security transactions .....              (44)                6
  Net change in unrealized gain (loss) on investment securities ......           (7,050)             (359)
                                                                          -------------     -------------

    Net increase (decrease) in net assets resulting from operations ..       (1,702,221)       (1,261,856)
                                                                          -------------     -------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 10,672,938 and 6,680,244 units, respectively) .....       15,973,911        10,145,059
  Participant transfers from other funding options
    (applicable to 2,470,547 and 2,032,094 units, respectively) ......        3,693,293         3,090,492
  Asset allocation transfers from other allocation options
    (applicable to 22,832,754 and 69,678,427 units, respectively) ....       33,938,720       105,792,106
  Administrative charges
    (applicable to 110,198 and 131,318 units, respectively) ..........         (164,352)         (198,663)
  Contract surrenders
    (applicable to 7,389,407 and 6,479,534 units, respectively) ......      (11,060,389)       (9,837,154)
  Participant transfers to other funding options
    (applicable to 2,821,213 and 2,110,742 units, respectively) ......       (4,222,567)       (3,213,043)
  Asset allocation transfers to other allocation options
    (applicable to 42,277,378 units) .................................      (63,098,653)               --
  Other payments to participants
    (applicable to 148,245 and 139,248 units, respectively) ..........         (222,222)         (211,691)
                                                                          -------------     -------------

  Net increase (decrease) in net assets resulting from unit transactions    (25,162,259)      105,567,106
                                                                          -------------     -------------

    Net increase (decrease) in net assets ............................      (26,864,480)      104,305,250

NET ASSETS:
  Beginning of year ..................................................      136,453,730        32,148,480
                                                                          -------------     -------------

  End of year ........................................................    $ 109,589,250     $ 136,453,730
                                                                          =============     =============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Tactical Short-Term Bond Account for Variable Annuities ("Account TSB") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity contracts issued by The Company. Account TSB is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Participants in Account TSB have entered into asset allocation service agreements with CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company, which provide for the transfer of participants' funds to and from certain other accounts of The Company, at the discretion of the tactical asset allocation service.

The following is a summary of significant accounting policies consistently followed by Account TSB in the preparation of its financial statements.

SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such
exchanges;   securities  traded  on  the  over-the-counter   market  and  listed
securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Securities, including restricted securities, for which pricing services are not readily available, are valued by management at prices which it deems, in good faith, to be fair value. Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

REPURCHASE AGREEMENTS. When Account TSB enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account TSB plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account TSB securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account TSB monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account TSB's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account TSB in 2004.

FEDERAL INCOME TAXES. The operations of Account TSB form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income and capital gains of Account TSB. Account TSB is not taxed as a "regulated investment company" under Subchapter M of the Code.

OTHER. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

Realized gains and losses from investment security transactions are reported on an identified cost basis.

3. CONTRACT CHARGES

Investment management and advisory fees are calculated daily at an annual rate of 0.3233% of Account TSB's average net assets. These fees are paid to the Travelers Investment Management Company, an indirect wholly owned subsidiary of Citigroup Inc.

An asset allocation fee equivalent, on an annual basis, to 1.25% of the average net assets of Account TSB is deducted for asset allocation services. The Company deducts the fee daily and, in turn, pays the fee to CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company, which provides asset allocation services to participants in Account TSB.

Insurance charges are paid for the mortality and expense risks assumed by The Company. Each business day, The Company deducts a mortality and expense risk charge which is reflected in the calculation of accumulation unit values. This charge equals, on an annual basis, 1.25%.

For contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Company to cover administrative charges.

No sales charge is deducted from participant purchase payments when they are received. However, The Company generally assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date. Contract surrender payments are net of contingent deferred sales charges of $107,163 and $102,800 for the years ended December 31, 2004 and 2003, respectively.

4. SUPPLEMENTARY INFORMATION
   (Selected data for a unit outstanding throughout each year.)

Total M&E and Rider Charges 1.25%, 3.5% AIR
                                                                                    FOR THE YEARS ENDED DECEMBER 31,
                                                                    ---------------------------------------------------------------
                                                                      2004          2003          2002          2001         2000
                                                                      ----          ----          ----          ----         ----
SELECTED PER UNIT DATA:
     Total investment income ....................................   $   .020      $   .018      $   .028      $   .065     $   .096
     Operating expenses .........................................       .042          .043          .044          .044         .042
                                                                    --------      --------      --------      --------     --------

     Net investment income (loss) ...............................      (.022)        (.025)        (.016)         .021         .054

     Unit value at beginning of year ............................      1.508         1.533         1.549         1.527        1.473
     Net realized and change in unrealized gains (losses) .......         --            --            --          .001           --
                                                                    --------      --------      --------      --------     --------

     Unit value at end of year ..................................   $  1.486      $  1.508      $  1.533      $  1.549     $  1.527
                                                                    ========      ========      ========      ========     ========

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
     Net increase (decrease) in unit value ......................   $   (.02)     $   (.03)     $   (.02)     $    .02     $    .05
     Ratio of operating expenses to average net assets* .........       2.82%         2.82%         2.82%         2.82%        2.82%
     Ratio of net investment income (loss) to average net assets*      (1.43)%       (1.67)%       (1.04)%        1.37%        3.61%
     Number of units outstanding at end of year (thousands) .....     73,728        90,498        20,968        23,384       75,112

*     Annualized

5. SUBSEQUENT EVENT

On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

The proposed sale would also include TIC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, which serves as the investment advisor for certain of the variable product separate accounts.

The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

TIC filed a Form 8-K Current Report with The United States Securities and Exchange Commission on February 2, 2005, with additional information about the transaction.

                        TACTICAL SHORT-TERM BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                               SUMMARY OF HOLDINGS
                                DECEMBER 31, 2004

                                                                       % of net
                                                                        assets
                                                                       --------
SHORT-TERM INVESTMENTS
 Commercial Paper                                                          96.7
 United States Agency Securities                                            3.4
                                                                       --------
TOTAL SHORT-TERM INVESTMENTS                                              100.1
                                                                       --------

TOTAL INVESTMENTS                                                         100.1
                                                                       --------

Other Assets and Liabilities                                               (0.1)
                                                                       --------

TOTAL NET ASSETS                                                          100.0
                                                                       ========


                        See Notes To Financial Statements

                        TACTICAL SHORT-TERM BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 2004

                                                                                            PRINCIPAL                FAIR
                                                                                             AMOUNT                 VALUE
                                                                                        --------------         --------------
SHORT-TERM INVESTMENTS (100.1%)

COMMERCIAL PAPER (96.7%)
 American Express Credit Corp., 2.3% due January 25, 2005.....................          $    3,728,000         $    3,722,047
 American General Financial Corp., 2.28% due January 11, 2005.................               3,723,000              3,720,383
 American General Financial Corp., 2.29% due February 1, 2005.................                 999,000                996,955
 American Honda Financial Corp., 2.26% due January 11, 2005...................               2,000,000              1,998,594
 Atomium Funding Corp., 2.34% due January 5, 2005.............................               3,726,000              3,724,812
 Barclays U.S. Funding Corp., 2.27% due January 6, 2005.......................               3,713,000              3,711,578
 Barton Capital Corp., 2.31% due January 12, 2005.............................               3,726,000              3,723,142
 Caterpillar, Inc., 2.27% due January 18, 2005................................               2,500,000              2,497,125
 Caterpillar, Inc., 2.29% due January 27, 2005................................               1,152,000              1,150,013
 Coca-Cola Enterprises Inc., 2.29% due January 21, 2005.......................               1,000,000                998,658
 Dexia Delaware LLC, 2.31% due February 2, 2005...............................               3,723,000              3,715,130
 Gannett Co., Inc., 2.21% due January 10, 2005................................               3,723,000              3,720,621
 General Electric Capital Corp., 2.31% due January 12, 2005...................               3,726,000              3,723,142
 General Electric Capital Corp., 2.29% due February 1, 2005...................               1,700,000              1,696,520
 Goldman Sachs Group Inc., 2.38% due January 19, 2005.........................               3,700,000              3,695,508
 Harvard University, 2.29% due January 31, 2005...............................               3,728,000              3,720,615
 Household Financial Corp., 2.3% due January 6, 2005..........................               3,726,000              3,724,573
 ING U.S. Funding LLC, 2.36% due January 12, 2005.............................                 953,000                952,269
 ING U.S. Funding LLC, 2.38% due February 1, 2005.............................               1,700,000              1,696,520
 International Business Machine, 2.28% due January 12, 2005...................               1,000,000                999,233
 Morgan Stanley, 2.38% due January 5, 2005....................................               3,727,000              3,725,811
 Nestle Capital Corp., 2.26% due January 11, 2005.............................               1,605,000              1,603,872
 Nestle Capital Corp., 2.25% due January 28, 2005.............................               1,480,000              1,477,352
 Nieuw Amsterdam Receivables Corp., 2.31% due January 13, 2005................               3,723,000              3,719,906
 Norddeutsche Landesbank Luxembourg, 2.36% due January 19, 2005...............               3,700,000              3,695,508
 Parker-Hannifin Corp., 2.37% due January 4, 2005.............................               3,700,000              3,699,053
 Preferred Receivables Funding Corp., 2.38% due January 27, 2005..............               3,727,000              3,720,571
 Quebec Providence of Canada, 2.29% due January 12, 2005......................               3,700,000              3,697,162
 Royal Bank of Scotland PLC, 2.21% due January 19, 2005.......................               3,700,000              3,695,508
 Royal Bank of Scotland PLC, 2.31% due February 1, 2005.......................               3,700,000              3,692,426
 Shell Finance (UK) PLC, 2.29% due January 12, 2005...........................               2,727,000              2,724,908
 Toronto Dominion Bank, 2.37% due February 17, 2005...........................               3,700,000              3,699,678
 UBS AG, 2.26% due January 3, 2005............................................               5,428,000              5,426,958
 USAA Capital Corp., 2.31% due January 13, 2005...............................               3,700,000              3,696,925
 Windmill Funding Corp., 2.26% due January 5, 2005............................               3,724,000              3,722,812
                                                                                                               --------------
                                                                                                                  105,885,888
                                                                                                               --------------

UNITED STATES AGENCY SECURITIES (3.4%)
 Private Expert Funding Corp., 2.28% due January 11, 2005.....................               3,728,000              3,725,379
                                                                                                               --------------


                        See Notes To Financial Statements

                        TACTICAL SHORT-TERM BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2004

                                                                                                                    FAIR
                                                                                                                    VALUE
                                                                                                               --------------
 TOTAL INVESTMENTS (100.1%)
 (COST $109,619,711)..........................................................                                $   109,611,267
                                                                                                               --------------

 OTHER ASSETS AND LIABILITIES (-0.1%).........................................                                       (22,017)
                                                                                                               --------------

 TOTAL NET ASSETS (100.0%)....................................................                                $   109,589,250
                                                                                                              ===============


                        See Notes To Financial Statements

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Managers and the Owners of Variable Annuity Contracts of The Tactical Short-Term Bond Account for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Tactical Short-Term Bond Account for Variable Annuities, including the statement of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the selected per unit data and ratios for each of the years in the five-year period then ended. These financial statements and selected per unit data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and selected per unit data and ratios based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per unit data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and selected per unit data and ratios. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit data and ratios referred to above present fairly, in all material respects, the financial position of The Tactical Short-Term Bond Account for Variable Annuities as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the selected per unit data and ratios for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Hartford, Connecticut
February 17, 2005

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

ASSETS:
  Investment securities, at fair value (cost $85,712,488) ......    $103,489,632
  Cash .........................................................         107,086
  Receivables:
    Dividends ..................................................          29,379
    Purchase payments and transfers from other funding options .         115,755
    Variation on futures margin ................................           4,625
  Other assets .................................................             219
                                                                    ------------

      Total Assets .............................................     103,746,696
                                                                    ------------

LIABILITIES:
  Payables:
    Contract surrenders and transfers to other funding options .          45,628
    Investment management and advisory fees ....................           8,748
    Asset allocation fees ......................................          31,244
    Insurance charges ..........................................          31,244
  Accrued liabilities ..........................................             121
                                                                    ------------

      Total Liabilities ........................................         116,985
                                                                    ------------

NET ASSETS:
  (Applicable to 17,503,427 units outstanding
    at $5.920 per unit) ........................................    $103,629,711
                                                                    ============


                        See Notes to Financial Statements

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME:
  Dividends ................................................................     $   793,197
  Interest .................................................................         153,936
                                                                                 -----------
    Total income ...........................................................                           $   947,133

EXPENSES:
  Asset Allocation fees ....................................................       1,057,965
  Investment management and advisory fees ..................................         296,229
  Insurance charges ........................................................       1,057,965
                                                                                 -----------

    Total expenses .........................................................                             2,412,159
                                                                                                      ------------

      Net investment income (loss) .........................................                            (1,465,026)
                                                                                                      ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS)
      ON INVESTMENT SECURITIES:
  Realized gain (loss) from investment security transactions:
    Proceeds from investment securities sold ...............................      80,545,812
    Cost of investment securities sold .....................................      71,920,455
                                                                                 -----------

      Net realized gain (loss) .............................................                             8,625,357

  Change in unrealized gain (loss) on investment securities:
    Unrealized gain (loss) at December 31, 2004 ............................      17,777,144
    Unrealized gain (loss) at December 31, 2003 ............................      12,030,545
                                                                                 -----------

      Net change in unrealized gain (loss) for the year ....................                             5,746,599
                                                                                                      ------------

        Net realized gain (loss) and change in unrealized gain (loss) ......                            14,371,956
                                                                                                      ------------

  Net increase (decrease) in net assets resulting from operations ..........                          $ 12,906,930
                                                                                                      ============


                        See Notes to Financial Statements

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                               2004              2003
                                                                               ----              ----
OPERATIONS:
  Net investment income (loss) .......................................    $  (1,465,026)    $  (1,271,107)
  Net realized gain (loss) from investment security transactions .....        8,625,357         4,940,213
  Net change in unrealized gain (loss) on investment securities ......        5,746,599        15,781,995
                                                                          -------------     -------------

    Net increase (decrease) in net assets resulting from operations ..       12,906,930        19,451,101
                                                                          -------------     -------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 3,007,685 and 3,076,181 units, respectively) ......       16,271,126        13,257,433
  Participant transfers from other funding options
    (applicable to 1,144,554 and 889,581 units, respectively) ........        6,147,720         3,743,750
  Asset allocation transfers from other allocation options
    (applicable to 5,027,962 units) ..................................       27,358,532                --
  Administrative charges
    (applicable to 35,763 and 32,164 units, respectively) ............         (203,552)         (151,423)
  Contract surrenders
    (applicable to 1,289,517 and 1,939,710 units, respectively) ......       (6,950,317)       (8,642,563)
  Participant transfers to other funding options
    (applicable to 15,380 and 950,983 units, respectively) ...........          215,407        (3,933,115)
  Asset allocation transfers to other allocation options
    (applicable to 3,144,244 and 9,368,260 units, respectively) ......      (18,617,795)      (41,037,626)
  Other payments to participants
    (applicable to 13,843 and 16,870 units, respectively) ............          (72,531)          (72,135)
                                                                          -------------     -------------

  Net increase (decrease) in net assets resulting from unit transactions     24,148,590       (36,835,679)
                                                                          -------------     -------------

    Net increase (decrease) in net assets ............................       37,055,520       (17,384,578)

NET ASSETS:
  Beginning of year ..................................................       66,574,191        83,958,769
                                                                          -------------     -------------

  End of year ........................................................    $ 103,629,711     $  66,574,191
                                                                          =============     =============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Tactical Aggressive Stock Account for Variable Annuities ("Account TAS") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity contracts issued by The Company. Account TAS is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Participants in Account TAS have entered into asset allocation service agreements with CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company, which provide for the transfer of participants' funds to and from certain other accounts of The Company, at the discretion of the tactical asset allocation service.

The following is a summary of significant accounting policies consistently followed by Account TAS in the preparation of its financial statements.

SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such
exchanges;   securities  traded  on  the  over-the-counter   market  and  listed
securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

FUTURES CONTRACTS. Account TAS may use stock index futures contracts, and may also use interest rate futures contracts, as a substitute for the purchase or sale of individual securities. When Account TAS enters into a futures contract, it agrees to buy or sell a specified index of stocks, or debt securities, at a future time for a fixed price, unless the contract is closed prior to expiration. Account TAS is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

It is Account TAS's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

Futures contracts purchased by Account TAS are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. Therefore, when Account TAS holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the specified indexes or debt securities associated with the futures contract.

OPTIONS. Account TAS may purchase index or individual equity put or call options, thereby obtaining the right to sell or buy a fixed number of shares of the underlying asset at the stated price on or before the stated expiration date. Account TAS may sell the options before expiration. Options held by Account TAS are listed on either national securities exchanges or on over-the-counter market and are short-term contracts with a duration of less than nine months. The market value of the options will be based on the 4:00 p.m. Eastern Standard Time price of the respective exchange, or in the absence of such price, the latest bid quotation. There were no put or call options in Account TAS in 2004.

REPURCHASE AGREEMENTS. When Account TAS enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account TAS plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account TAS securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account TAS monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account TAS's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account TAS in 2004.

FEDERAL INCOME TAXES. The operations of Account TAS form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income and capital gains of Account TAS. Account TAS is not taxed as a "regulated investment company" under Subchapter M of the Code.

OTHER. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities), were $95,163,860 and $68,282,606, respectively; the costs of purchases and proceeds from sales of direct and indirect U.S. government securities were $35,032,353 and $34,624,000, respectively, for the year ended December 31, 2004. Realized gains and losses from investment security transactions are reported on an identified cost basis.

At December 31, 2004, Account TAS held 5 open S&P 400 MidCap Index futures contracts expiring in March, 2005. The underlying face value, or notional value, of these contracts at December 31, 2004 amounted to $1,663,375. In connection with these contracts, short-term investments with a par value of $825,000 had been pledged as margin deposits.

Net realized gains (losses) resulting from futures contracts were $1,620,091 and $673,866 for the years ended December 31, 2004 and 2003, respectively. These gains (losses) are included in the net realized gain (loss) from investment security transactions on both the Statement of Operations and the Statement of Changes in Net Assets. The cash settlement for December 31, 2004 is shown on the Statement of Assets and Liabilities as a receivable for variation on futures margin.

3. CONTRACT CHARGES

Investment management and advisory fees are calculated daily at an annual rate of 0.35% of Account TAS's average net assets. These fees are paid to the Travelers Investment Management Company, an indirect wholly owned subsidiary of Citigroup Inc.

An asset allocation fee equivalent, on an annual basis, to 1.25% of the average net assets of Account TAS is deducted for asset allocation services. The Company deducts the fee daily and, in turn, pays the fee to CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company which provides asset allocation services to participants in Account TAS.

Insurance charges are paid for the mortality and expense risks assumed by The Company. Each business day, The Company deducts a mortality and expense risk charge which is reflected in the calculation of accumulation unit values. This charge equals, on an annual basis, 1.25%.

For contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Company to cover administrative charges.

No sales charge is deducted from participant purchase payments when they are received. However, The Company generally assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date. Contract surrender payments are net of contingent deferred sales charges of $78,688 and $104,293 for the years ended December 31, 2004 and 2003, respectively.

4. SUPPLEMENTARY INFORMATION
   (Selected data for a unit outstanding throughout each year.)

Total M&E and Rider Charges 1.25%, 3.5% AIR                                       FOR THE YEARS ENDED DECEMBER 31,
                                                                   ---------------------------------------------------------------
                                                                      2004          2003          2002          2001          2000
                                                                      ----          ----          ----          ----          ----
SELECTED PER UNIT DATA:
    Total investment income ....................................   $  .060       $  .053       $  .050       $  .063       $  .084
    Operating expenses .........................................      .153          .126          .125          .134          .135
                                                                   -------       -------       -------       -------       -------

    Net investment income (loss) ...............................     (.093)        (.073)        (.075)        (.071)        (.051)

    Unit value at beginning of year ............................     5.191         3.967         4.730         4.986         4.371
    Net realized and change in unrealized gains (losses) .......      .822         1.297         (.688)        (.185)         .666
                                                                   -------       -------       -------       -------       -------

    Unit value at end of year ..................................   $ 5.920       $ 5.191       $ 3.967       $ 4.730       $ 4.986
                                                                   =======       =======       =======       =======       =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value ......................   $   .73       $  1.22       $  (.76)      $  (.26)      $   .61
    Ratio of operating expenses to average net assets* .........      2.85%         2.85%         2.85%         2.85%         2.85%
    Ratio of net investment income (loss) to average net assets*     (1.73)%       (1.65)%       (1.70)%       (1.53)%       (1.06)%
    Number of units outstanding at end of year (thousands) .....    17,503        12,822        21,164        19,061        13,923
    Portfolio turnover rate ....................................        91%           61%          116%           49%          106%

*     Annualized

5. SUBSEQUENT EVENT

On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

The proposed sale would also include TIC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, which serves as the investment advisor for certain of the variable product separate accounts.

The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

TIC filed a Form 8-K Current Report with The United States Securities and Exchange Commission on February 2, 2005, with additional information about the transaction.

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                               SUMMARY OF HOLDINGS
                                DECEMBER 31, 2004

                                                                        % of net
                                                                         assets
                                                                        --------
COMMON STOCK
 Technology                                                               12.6
 Retailers                                                                 9.5
 Insurance                                                                 6.5
 Banking                                                                   6.0
 Healthcare                                                                4.4
 Oil Companies                                                             3.9
 Chemicals                                                                 3.5
 Electric Utilities                                                        3.4
 Medical Supplies                                                          3.2
 Food                                                                      2.7
 Transportation Services                                                   2.6
 Home Construction                                                         2.5
 Automotive                                                                2.4
 Consumers                                                                 2.4
 Telecommunications                                                        2.3
 Utilities                                                                 2.3
 Entertainment                                                             2.1
 Educational Services                                                      2.0
 Multimedia                                                                2.0
 Brokerage                                                                 1.9
 Biotechnology                                                             1.8
 Finance                                                                   1.7
 Real Estate                                                               1.5
 Construction Services                                                     1.4
 Services                                                                  1.4
 Beverage                                                                  1.2
 Aerospace                                                                 1.1
 Machinery                                                                 1.0
 Industrial Services                                                       0.9
 Pharmaceuticals                                                           0.9
 Independent Energy                                                        0.8
 Metals                                                                    0.8
 Paper                                                                     0.8
 Capital Goods                                                             0.7
 Energy                                                                    0.7
 Natural Gas Distribution                                                  0.7
 Industrial                                                                0.6
 Integrated Energy                                                         0.6
 Restaurants                                                               0.5
 Airlines                                                                  0.3
 Building Materials                                                        0.2
                                                                       -------
TOTAL COMMON STOCK                                                        97.8
                                                                       -------

SHORT-TERM INVESTMENTS
 Commercial Paper                                                          1.3
 U.S. Treasury                                                             0.8
                                                                       -------
TOTAL SHORT-TERM INVESTMENTS                                               2.1
                                                                       -------

TOTAL INVESTMENTS                                                         99.9
                                                                       -------

Other Assets and Liabilities                                               0.1
                                                                       -------

TOTAL NET ASSETS                                                         100.0
                                                                       =======

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 2004

                                                         NO. OF             FAIR
                                                         SHARES             VALUE
                                                       ----------       ------------
COMMON STOCK (97.8%)

AEROSPACE (1.1%)
  Alliant Techsystems (A)                                 3,448         $    225,430
  Precision Castparts Corp.                              13,266              871,311
                                                                        ------------
                                                                           1,096,741
                                                                        ------------
AIRLINES (0.3%)
  Alaska Air (A)                                         10,009              335,201
                                                                        ------------

AUTOMOTIVE (2.4%)
  ArvinMeritor, Inc.                                     27,018              604,393
  Autoliv Inc.                                            6,311              304,821
  Borg Warner, Inc.                                      12,159              658,653
  Johnson Controls, Inc.                                  4,768              302,482
  Oshkosh Truck                                           6,853              468,608
  Thor Industries, Inc.                                   5,304              196,513
                                                                        ------------
                                                                           2,535,470
                                                                        ------------
BANKING (6.0%)
  Associated Banc-Corp.                                  14,714              488,873
  Bank of Hawaii Corp.                                    4,958              251,569
  Banknorth Group, Inc.                                   8,190              299,754
  Colonial BancGroup                                     29,096              617,708
  Commerce Bancorp, Inc.                                  7,122              458,657
  Hibernia Corp.                                         27,835              821,411
  Huntington Bancshares                                  10,857              268,819
  Independence Community Bank                            14,885              632,687
  IndyMac Bancorp Inc.                                   14,272              491,670
  Investors Financial Services                           12,549              626,760
  New York Community Bancorp                              7,185              147,795
  Sovereign BanCorp., Inc.                               15,983              360,417
  W Holding Company                                      16,602              380,839
  WestCorp, Inc. (A)                                      8,404              385,996
                                                                        ------------
                                                                           6,232,955
                                                                        ------------
BEVERAGE (1.2%)
  Constellation Brands Inc. (A)                          17,263              802,902
  PepsiAmericas, Inc.                                    21,456              455,725
                                                                        ------------
                                                                           1,258,627
                                                                        ------------
BIOTECHNOLOGY (1.8%)
  American Pharmaceuticals Partners, Inc. (A)             5,618              210,141
  AmerisourceBergen Corp.                                 5,317              312,002
  Barr Pharmaceuticals, Inc. (A)                          9,661              439,962
  Invitrogen Corp. (A)                                    4,849              325,538
  Medicis Pharmaceutical Corp.                            8,022              281,652
  Pharmaceutical Product Development (A)                  7,510              309,938
                                                                        ------------
                                                                           1,879,233
                                                                        ------------

BROKERAGE (1.9%)
  Bear Stearns Companies                                  3,552              363,405
  Eaton Vance Corp.                                       6,344              330,840
  Jefferies Group                                        15,435              621,722
  Legg Mason, Inc.                                        4,049              296,630
  Polular Inc.                                           11,639              335,436
                                                                        ------------
                                                                           1,948,033
                                                                        ------------
BUILDING MATERIALS(0.2%)
  Carlisle Companies                                      2,975              193,137
                                                                        ------------

CAPITAL GOODS (0.7%)
  Diebold, Inc.                                           5,076              282,885
  Flowserve Corp. (A)                                     5,153              141,914
  Graco Inc.                                              8,385              313,180
                                                                        ------------
                                                                             737,979
                                                                        ------------
CHEMICALS (3.5%)
  Albemarle Corp.                                        11,276              436,494
  Cabot Microelectronics Corp. (A)                       10,824              433,988
  Cytec Industries Inc.                                   9,594              493,323
  FMC Corp. (A)                                           9,157              442,283
  PPG Industries, Inc.                                    5,186              353,478
  RPM International                                      28,614              562,551
  Sensient Technologies Corp.                            17,367              416,634
  Sotts Co. (A)                                           6,591              484,570
                                                                        ------------
                                                                           3,623,321
                                                                        ------------
CONSTRUCTION SERVICES (1.4%)
  D.R. Horton                                            24,617              992,311
  Dycom Industries (A)                                   13,350              407,442
                                                                        ------------
                                                                           1,399,753
                                                                        ------------
CONSUMERS (2.4%)
  American Greetings  (Class A)                          14,569              369,324
  Harman International Industries Inc.                    3,352              425,704
  HON Industries, Inc.                                   12,221              526,114
  Mohawk Industries Inc. (A)                              6,102              556,808
  Sonoco Products                                         9,067              268,837
  Tupperware Corp.                                       17,656              365,832
                                                                        ------------
                                                                           2,512,619
                                                                        ------------
EDUCATIONAL SERVICES (2.0%)
  Career Education Corp. (A)                             14,614              584,633
  Educational Management Corp. (A)                       15,357              506,244
  ITT Educational Services (A)                           12,846              610,827
  Laureate Education Inc. (A)                             9,205              405,618
                                                                        ------------
                                                                           2,107,322
                                                                        ------------

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2004

                                                     NO. OF            FAIR
                                                     SHARES            VALUE
                                                   ----------      -------------
ELECTRIC UTILITIES (3.4%)
  Alliant Energy                                     17,988        $     514,457
  IDACORP, Inc.                                      12,341              377,264
  Pepco Holdings                                     30,274              645,442
  PPL Corp.                                           7,301              388,997
  Puget Energy, Inc.                                 20,444              504,967
  SCANA Corp.                                        15,662              617,083
  Wisconsin Energy Corp.                             15,072              508,077
                                                                   -------------
                                                                       3,556,287
                                                                   -------------
ENERGY (0.7%)
  Peabody Energy Corp.                                8,960              724,954
                                                                   -------------

ENTERTAINMENT (2.1%)
  Boyd Gaming Corp.                                   8,084              336,699
  Brunswick Corp.                                     6,673              330,314
  Caesars Entertainment, Inc. (A)                    29,594              596,023
  International Speedway (Class A)                    9,044              476,618
  Mandalay Resort Group                               6,106              430,046
                                                                   -------------
                                                                       2,169,700
                                                                   -------------
FINANCE (1.7%)
  AmeriCredit Corp. (A)                              14,774              361,224
  E*Trade Financial Corp. (A)                        20,038              299,568
  SEI Investments Co.                                 9,583              401,576
  StanCorp Financial Group, Inc.                      8,769              723,442
                                                                   -------------
                                                                       1,785,810
                                                                   -------------
FOOD (2.7%)
  Archer-Daniels-Midland Co.                         13,955              311,336
  Cracker Barrel Old Country Store                   10,340              432,677
  Dean Foods Co. (A)                                 10,540              347,293
  Lancaster Colony Corp.                              9,119              391,296
  Pilgrim's Pride Corp.                               9,861              302,535
  Smithfield Foods (A)                               10,477              310,014
  Tyson Food, Inc.                                   17,496              321,926
  Whole Foods Market, Inc.                            3,918              373,562
                                                                   -------------
                                                                       2,790,639
                                                                   -------------
HEALTHCARE (4.4%)
  Apria Healthcare Group (A)                         11,585              381,726
  Community Health Systems (A)                       14,269              397,820
  Covance, Inc. (A)                                  15,561              602,989
  Coventry Health Care Inc. (A)                      15,791              838,186
  Health Net, Inc. (A)                               12,688              366,303
  LifePoint Hospitals, Inc. (A)                      15,140              527,251
  Lincare Holdings, Inc. (A)                          9,423              401,844
  PacifiCare Health Systems (A)                       7,971              450,521
  Triad Hospitals, Inc. (A)                          15,045              559,824
                                                                   -------------
                                                                       4,526,464
                                                                   -------------
HOME CONSTRUCTION (2.5%)
  Lennar Corp.  (Class A)                            20,759            1,176,620
  NVR Inc. (A)                                          537              413,168
  The Ryland Group, Inc.                              8,962              515,673
  Toll Brothers, Inc. (A)                             6,849              469,910
                                                                   -------------
                                                                       2,575,371
                                                                   -------------
INDEPENDENT ENERGY (0.8%)
  Forest Oil Corp. (A)                                9,608              304,766
  Noble Energy                                        8,522              525,467
                                                                   -------------
                                                                         830,233
                                                                   -------------
INDUSTRIAL (0.6%)
  Arch Coal                                           4,630              164,550
  Harsco Corp.                                        9,074              505,785
                                                                   -------------
                                                                         670,335
                                                                   -------------
INDUSTRIAL SERVICES (0.9%)
  FMC Technologies, Inc. (A)                         18,029              580,534
  Granite Construction Inc.                          11,463              304,916
                                                                   -------------
                                                                         885,450
                                                                   -------------
INSURANCE (6.5%)
  American Financial Group                           11,281              353,208
  AmerUs Group                                        4,218              191,075
  Berkley (W.R.) Corp.                                7,766              366,322
  Brown & Brown Inc.                                  7,764              338,122
  Everest Re Group                                    6,797              608,739
  Fidelity National Financial, Inc.                  23,771            1,085,621
  First American Corp.                               16,817              590,949
  HCC Insurance Holdings                              5,948              196,998
  Ohio Casualty Corp. (A)                            18,212              423,338
  Old Republic International Corp.                   26,436              668,831
  PMI Group                                           3,523              147,085
  Protective Life Corp.                              13,161              561,843
  Radian Group, Inc.                                 14,843              790,241
  Unitrin, Inc.                                       9,674              439,683
                                                                   -------------
                                                                       6,762,055
                                                                   -------------
INTEGRATED ENERGY (0.6%)
  Amerada Hess Corp.                                  3,150              259,497
  Equitable Resources, Inc.                           5,680              344,549
                                                                   -------------
                                                                         604,046
                                                                   -------------
MACHINERY (1.0%)
  AGCO Corp.                                         27,252              596,546
  Cooper Cameron Corp.  (A)                           7,774              418,319
                                                                   -------------
                                                                       1,014,865
                                                                   -------------
MEDICAL SUPPLIES (3.2%)
  Bausch & Lomb Inc.                                  4,775              307,797
  Beckman Coulter Inc.                                5,634              377,422
  Charles River Labs International, Inc. (A)         13,447              618,696
  Dade Behring Holdings (A)                           5,192              290,570
  DENTSPLY International, Inc.                       12,096              679,735
  Edwards Lifesciences (A)                            5,666              233,779
  Patterson Companies, Inc. (A)                       5,997              260,180
  Varian Medical Systems (A)                         12,644              546,727
                                                                   -------------
                                                                       3,314,906
                                                                   -------------

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2004

                                                     NO. OF            FAIR
                                                     SHARES            VALUE
                                                   ----------      -------------
METALS (0.8%)
  Nucor Corp.                                         5,062        $     264,945
  Southern Peur Copper Corp.                          6,840              322,916
  Worthington Industries                             13,346              261,315
                                                                   -------------
                                                                         849,176
                                                                   -------------
MULTIMEDIA (2.0%)
  Belo Corp.                                         10,572              277,409
  Emmis Communications (ClassA) (A)                  12,429              238,388
  Harte-Hanks, Inc.                                  11,913              309,500
  Valassis Communications (A)                        10,781              377,443
  Washington Post Co.                                   888              872,922
                                                                   -------------
                                                                       2,075,662
                                                                   -------------
NATURAL GAS DISTRIBUTION (0.7%)
  ONEOK, Inc.                                        14,821              421,213
  Western Gas Resources                               9,380              274,365
                                                                   -------------
                                                                         695,578
                                                                   -------------
OIL COMPANIES (3.9%)
  BJ Services                                         7,327              340,999
  Grant Prideco, Inc. (A)                            19,328              387,526
  Murphy Oil Corp.                                    5,038              405,307
  Newfield Exploration Co. (A)                        5,138              303,399
  Patterson-UTI Energy, Inc.                         22,313              433,653
  Plains Exploration & Production Co. (A)            12,804              332,904
  Smith International, Inc. (A)                       6,306              343,109
  Varco International, Inc. (A)                      22,679              661,093
  Weatherford International, Inc. (A)                15,800              810,541
                                                                   -------------
                                                                       4,018,531
                                                                   -------------
PAPER (0.8%)
  Georgia-Pacific Corp.                               9,347              350,326
  Longview Fibre Co.                                 13,495              244,799
  Rayonier, Inc.                                      4,766              233,105
                                                                   -------------
                                                                         828,230
                                                                   -------------
PHARMACEUTICALS (0.9%)
  Cephalon, Inc. (A)                                 11,587              589,489
  Eon Labs Inc. (A)                                  10,883              293,895
                                                                   -------------
                                                                         883,384
                                                                   -------------
REAL ESTATE (1.5%)
  General Growth Properties (A)                      11,319              409,295
  Highwoods Properties, Inc.                         14,944              413,949
  Mack-Cali Realty Corp. (A)                         10,290              473,649
  New Plan Excel Realty Trust                         9,616              260,401
                                                                   -------------
                                                                       1,557,294
                                                                   -------------
RESTAURANTS (0.5%)
  Darden Restaurants                                 16,857              467,613
                                                                   -------------

RETAILERS (9.5%)
  Abercrombie & Fitch Co.                            15,408              723,406
  Aeropostale, Inc. (A)                              13,992              411,785
  American Eagle Outfitters, Inc.                     8,647              407,101
  AnnTaylor Stores, Corp. (A)                         6,730              144,897
  AutoNation, Inc. (A)                               18,431              354,060
  Barnes & Noble (A)                                 10,063              324,733
  BJ's Wholesale Club, Inc. (A)                      20,189              588,106
  Borders Group                                      11,798              299,669
  CDW Corp.                                           6,084              403,400
  Chico's FAS (A)                                    11,996              546,178
  Church & Dwight Co., Inc.                          14,997              504,199
  Clarie's Stores, Inc.                              24,734              525,598
  Copart, Inc. (A)                                   12,142              319,335
  Fastenal Co.                                        3,339              205,532
  GameStop Corp. (Class A) (A)                        4,275               95,803
  Michaels Stores, Inc.                              22,762              682,177
  Neiman-Marcus Group  (Class A)                      7,103              508,149
  Pacific Sunwear of California, Inc. (A)            16,341              363,832
  PETsMART Inc.                                      16,616              590,283
  RadioShack Corp.                                   10,945              359,872
  Rent-A-Center (A)                                   8,760              232,534
  SUPERVALU Inc.                                     10,937              377,545
  The Timberland Co. (A)                              8,753              548,550
  Williams Sonoma, Inc. (A)                          10,743              376,435
                                                                   -------------
                                                                       9,893,179
                                                                   -------------
SERVICES (1.4%)
  Catalina Marketing                                 10,678              316,389
  Korn/Ferry International (A)                       18,883              391,822
  Manpower, Inc.                                     12,120              585,396
  West Corp. (A)                                      3,771              125,159
                                                                   -------------
                                                                       1,418,766
                                                                   -------------

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2004

                                                     NO. OF            FAIR
                                                     SHARES            VALUE
                                                   ----------      -------------
TECHNOLOGY (12.6%)
  Acixiom Corp.                                      17,266        $     454,182
  Activision, Inc. (A)                               35,096              708,061
  Alliance Data Systems Corp. (A)                    13,383              635,425
  Ametek, Inc.                                       13,601              485,148
  Amphenol Corp. (A)                                 16,105              591,698
  Avocent Corp. (A)                                   4,714              190,988
  CheckFree Corp. (A)                                11,327              430,879
  Cognizant Technology (Class A) (A)                 12,046              509,847
  Computer Sciences (A)                               5,618              316,687
  Cree Inc. (A)                                      15,678              628,453
  DST Systems, Inc. (A)                               7,833              408,256
  Hubbell Inc.  (Class B)                             5,581              291,886
  Ingram Micro Inc. (A)                              14,777              307,362
  International Rectifier Corp. (A)                  13,781              614,219
  Jack Henry & Associates, Inc.                      18,892              377,084
  Keane Inc. (A)                                     15,009              220,632
  Lam Research Corp. (A)                             23,411              676,110
  Macromedia, Inc. (A)                                6,512              202,458
  Macrovision Corp. (A)                              17,744              456,553
  MEMC Electronic Materials, Inc. (A)                35,263              467,235
  RSA Secuirity, Inc. (A)                            16,642              333,755
  SanDisk Corp. (A)                                  14,312              357,442
  Storage Technology Corp. (A)                       21,513              680,026
  Sybase, Inc. (A)                                   19,419              387,409
  Tech Data Corp. (A)                                14,153              642,971
  Tektronix Inc.                                     10,575              319,471
  Thomas & Betts Corp.                               13,550              416,663
  Transaction Systems Architects, Inc. (A)           13,966              276,806
  Western Digital Corp. (A)                          29,075              315,173
  Xerox Corp. (A)                                    21,418              364,320
                                                                   -------------
                                                                      13,067,199
                                                                   -------------
TELECOMMUNICATIONS (2.3%)
  Cincinnati Bell, Inc.                              76,029              315,520
  Harris Corp.                                        9,821              606,840
  L-3 Communications Holdings Inc.                    4,782              350,234
  Plantronics, Inc.                                  11,977              496,686
  Polycom, Inc. (A)                                  20,299              472,967
  Telephone & Data Systems, Inc.                      2,321              178,601
                                                                   -------------
                                                                       2,420,848
                                                                   -------------
TRANSPORTATION SERVICES (2.6%)
  CNF Inc.                                           11,551              578,705
  Expeditors International Washington, Inc.           6,184              345,469
  J.B. Hunt Transportation Services                  17,655              791,915
  Overseas Shipholding Group, Inc.                   10,943              604,054
  Swift Transportation (A)                           19,208              413,068
                                                                   -------------
                                                                       2,733,211
                                                                   -------------
UTILITIES (2.3%)
  AGL Resources Inc.                                 18,489              614,574
  MDU Resources Group                                21,687              578,609
  National Fuel Gas Co.                              20,175              571,759
  Questar Corp.                                      12,229              623,190
                                                                   -------------
                                                                       2,388,132
                                                                   -------------


TOTAL COMMON STOCKS
  (COST $83,591,179)                                                 101,368,309
                                                                   -------------

                                                 PRINCIPAL
                                                   AMOUNT
                                                -----------
SHORT-TERM INVESTMENTS (2.1%)
COMMERCIAL PAPERS (1.3%)
  Gemini Securitization Corp.,
   2.33% due January 12, 2005                   $   299,000              298,771
  International Business Machine,
   2.28% due January 12, 2005                     1,000,000              999,233
                                                                   -------------
                                                                       1,298,004
                                                                   -------------
U.S. TREASURY (0.8%)
  United States of America Treasury,
   1.99% due February 10, 2005 (B)                  825,000              823,319
                                                                   -------------

TOTAL SHORT-TERM
  INVESTMENTS (COST $2,121,309)                                        2,121,323
                                                                   -------------

                                                  NOTIONAL
                                                   VALUE
                                                -----------
FUTURES CONTRACTS (0.0%)
  Midcap 400 Index,
   Exp. March, 2005 (C)                           1,663,375                   --
                                                                   -------------




                                                                   -------------


TOTAL INVESTMENTS (99.9%)
  (COST $85,712,488) (D)                                             103,489,632
                                                                   -------------

OTHER ASSETS AND LIABILITIES (0.1%)                                      140,079
                                                                   -------------


TOTAL NET ASSETS (100%)                                            $ 103,629,711
                                                                   =============

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2004

NOTES

(A)   Non-income Producing Security.

(B) Par value of $825,000 pledged to cover margin deposits on futures contracts.

(C) As more fully discussed in Note 1 to the financial statements, it is Account TAS's practice to hold cash and cash equivalents (including short-term investments) at least equal to the underlying face value, or notional value, of outstanding purchased futures contracts, less the initial margin. Account TAS uses futures contracts as a substitute for holding individual securities.

(D) At December 31, 2004, net unrealized appreciation for all securities was $17,777,144. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over cost of $18,301,981 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over fair value of $524,837.

                        See Notes to Financial Statements

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Managers and the Owners of Variable Annuity Contracts of The Tactical Aggressive Stock Account for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Tactical Aggressive Stock Account for Variable Annuities, including the statement of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the selected per unit data and ratios for each of the years in the five-year period then ended. These financial statements and selected per unit data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and selected per unit data and ratios based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per unit data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and selected per unit data and ratios. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit data and ratios referred to above present fairly, in all material respects, the financial position of The Tactical Aggressive Stock Account for Variable Annuities as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the selected per unit data and ratios for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Hartford, Connecticut
February 17, 2005

                       THE BOARD OF MANAGERS AND OFFICERS

The investments and administration of each of the Accounts are under the direction of the Board of Managers, listed below. Members of the Board of Managers of Accounts TGIS, TSB and TAS are elected annually by those Contract Owners participating in the Accounts. A majority of the members of the Board of Managers are persons who are not affiliated with The Travelers Insurance Company, TIMCO, TAMIC or their affiliates.

------------------------------------------------------------------------------------------------------------------------------
 NAME, ADDRESS AND     POSITION(S)     TERM OF     PRINCIPAL OCCUPATION DURING LAST       NUMBER OF        OTHER DIRECTORSHIPS
        AGE           HELD WITH FUND   OFFICE                 FIVE YEARS                PORTFOLIOS IN       HELD BY DIRECTOR
                                         AND                                             FUND COMPLEX
                                       LENGTH                                            OVERSEEN BY
                                       OF TIME                                             DIRECTOR
                                       SERVED
------------------------------------------------------------------------------------------------------------------------------
*R. Jay Gerken       Manager           Since     Managing Director (1989 to present)          11          Managing Director of
  399 Park Avenue                      2002      of Citigroup Global Markets Inc.                                  CGM
  New York, NY                                   ("CGM"); Chairman, President and
  Age 53                                         CEO of Smith Barney Fund Management
                                                 LLC; Travelers Investment Adviser,
                                                 Inc. and CitiFund Management Inc.
                                                 Chairman, Chief Executive Officer
                                                 and President, Board of Managers
                                                 (2002-present), six Variable
                                                 Annuity Separate Accounts of The
                                                 Travelers Insurance Company+;
                                                 Chairman, Board of Trustees
                                                 (2002-present), five Mutual Funds
                                                 sponsored by The Travelers
                                                 Insurance Company.++
------------------------------------------------------------------------------------------------------------------------------
Ernest J. Wright     Secretary to      Since     Vice President and Secretary                 11                   N/A
One Cityplace        the Board         1994      (1996-present), Assistant Secretary
Hartford, CT                                     (1994-1996), Counsel
Age 64                                           (1987-present), The Travelers
                                                 Insurance Company; Secretary
                                                 (1994-present), six Variable
                                                 Annuity Separate Accounts of The
                                                 Travelers Insurance Company+;
                                                 Secretary (1994-present), five
                                                 Mutual Funds sponsored by The
                                                 Travelers Insurance Company.++
------------------------------------------------------------------------------------------------------------------------------
Kathleen A. McGah       Assistant      Since     Deputy General Counsel (1999 -               11                   N/A
One Cityplace          Secretary to    1995      present); Assistant Secretary
Hartford, CT            The Board                (1995-present), The Travelers
Age 54                                           Insurance Company; Assistant
                                                 Secretary (1995-present), six
                                                 Variable Annuity Separate Accounts
                                                 of The Travelers Insurance
                                                 Company+; Assistant Secretary,
                                                 (1995-present), five Mutual Funds
                                                 sponsored by The Travelers
                                                 Insurance Company.++
------------------------------------------------------------------------------------------------------------------------------
David A. Golino      Principal         Since     Vice President and Controller (1999          6                    N/A
One Cityplace        Accounting        1998      - present); Second Vice President
Hartford, CT         Officer                     (1996-1999), The Travelers
Age 43                                           Insurance Company; Principal
                                                 Accounting Officer (1998-present),
                                                 six Variable Annuity Separate
                                                 Accounts of The Travelers Insurance
                                                 Company.+
------------------------------------------------------------------------------------------------------------------------------
William D. Wilcox    Chief AML         Since     Counsel and Chief Compliance                 11                   N/A
One Cityplace        Compliance        2002      Officer (1999 - present); The
Hartford, CT         Officer, Chief              Travelers Insurance Company; Chief
Age 40               Compliance                  AML Compliance (2002-present), six
                     Officer                     Variable Annuity Separate Accounts
                                                 of The Travelers Insurance
                                                 Company.+; Chief Compliance Officer
                                                 (2004-present), five Mutual Funds
                                                 sponsored by The Travelers
                                                 Insurance Company. ++
------------------------------------------------------------------------------------------------------------------------------

                             INDEPENDENT MANAGERS**

--------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE  POSITION(S)    TERM OF       PRINCIPAL OCCUPATION DURING LAST       NUMBER OF        OTHER DIRECTORSHIPS
                        HELD WITH    OFFICE AND                FIVE YEARS                PORTFOLIOS IN        HELD BY DIRECTOR
                          FUND       LENGTH OF                                            FUND COMPLEX
                                    TIME SERVED                                           OVERSEEN BY
                                                                                            DIRECTOR
--------------------------------------------------------------------------------------------------------------------------------
Robert E. McGill,      Manager      Since 1974    Retired manufacturing executive.             11                   None
III                                               Director (1983-1995), Executive
295 Hancock Street                                Vice President (1989-1994) and
Williamstown, MA                                  Senior Vice President, Finance and
Age 73                                            Administration (1983-1989), The
                                                  Dexter Corporation (manufacturer of
                                                  specialty chemicals and materials);
                                                  Vice Chairman (1990-1992), Director
                                                  (1983-1995), Life Technologies,
                                                  Inc. (life science/biotechnology
                                                  products); Director, (1994-1999),
                                                  The Connecticut Surety Corporation
                                                  (insurance); Director (1995-2000),
                                                  Chemfab Corporation (specialty
                                                  materials manufacturer); Director
                                                  (1999-2001), Ravenwood Winery,
                                                  Inc.; Director (1999-2003), Lydall
                                                  Inc. (manufacturer of fiber
                                                  materials); Member, Board of
                                                  Managers (1974-present), six
                                                  Variable Annuity Separate Accounts
                                                  of The Travelers Insurance
                                                  Company+; Trustee (1990-present),
                                                  five Mutual Funds sponsored by The
                                                  Travelers Insurance Company.++
--------------------------------------------------------------------------------------------------------------------------------
Lewis Mandell          Manager      Since 1990    Professor of Finance and Managerial          11         Director
160 Jacobs Halls                                  Economics, University at Buffalo                        (2000-present),
Buffalo, NY                                       since 1998. Dean, School of                             Delaware North Corp.
Age 61                                            Management (1998-2001), University                      (hospitality business)
                                                  at Buffalo; Dean, College of
                                                  Business Administration
                                                  (1995-1998), Marquette University;
                                                  Professor of Finance (1980-1995)
                                                  and Associate Dean (1993-1995),
                                                  School of Business Administration,
                                                  and Director, Center for Research
                                                  and Development in Financial
                                                  Services (1980-1995), University of
                                                  Connecticut; Member, Board of
                                                  Managers (1990-present), six
                                                  Variable Annuity Separate Accounts
                                                  of The Travelers Insurance
                                                  Company+; Trustee (1990-present),
                                                  five Mutual Funds sponsored by The
                                                  Travelers Insurance Company.++
--------------------------------------------------------------------------------------------------------------------------------
Frances M. Hawk,         Manager     Since 1991   Private Investor, (1997-present);            11                   None
  CFA, CFP                                        Portfolio Manager (1992-1997), HLM
108 Oxford Hill Lane                              Management Company, Inc.
Downingtown, PA                                   (investment management); Assistant
Age 56                                            Treasurer, Pensions and Benefits.
                                                  Management (1989-1992), United
                                                  Technologies Corporation
                                                  (broad-based designer and
                                                  manufacturer of high technology
                                                  products); Member, Board of
                                                  Managers (1991-present), six
                                                  Variable Annuity Separate Accounts
                                                  of The Travelers Insurance
                                                  Company+; Trustee (1991-present),
                                                  five Mutual Funds sponsored by The
                                                  Travelers Insurance Company.++
--------------------------------------------------------------------------------------------------------------------------------

+ These six Variable Annuity Separate Accounts are: The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, Tactical Growth and Income Stock Account for Variable Annuities, Tactical Short-Term Bond Account for Variable Annuities and Tactical Aggressive Stock Account for Variable Annuities.

++ These five Mutual Funds are: Capital Appreciation Fund, Money Market Portfolio, High Yield Bond Trust, Managed Assets Trust and The Travelers Series Trust.

* Mr. Gerken is an "interested person" within the meaning of the 1940 Act by virtue of his position as Managing Director of Salomon Smith Barney Inc., an indirect wholly owned subsidiary of Citigroup Inc. and his ownership of shares and options to purchase shares of Citigroup Inc., the indirect parent of The Travelers Insurance Company.

** Mr. Knight Edwards is an Emeritus Manager. An Emeritus Manager is permitted to attend meetings, but has no voting power.

# Each Manager and officer serves until his or her respective successor has been duly elected and qualified.

                               INVESTMENT ADVISER
                               ------------------
                   THE TRAVELERS INVESTMENT MANAGEMENT COMPANY
                              Stamford, Connecticut
         TACTICAL GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
             TACTICAL SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES
            TACTICAL AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

                                    CUSTODIAN
                                    ---------
                               JPMORGAN CHASE BANK
                               New York, New York

This report is prepared for the general information of contract owners and is not an offer of units of Tactical Growth and Income Stock Account for Variable Annuities, Tactical Short-Term Bond Account for Variable Annuities, or Tactical Aggressive Stock Account for Variable Annuities.

All figures represent past performance and the information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Principal value and investment returns will fluctuate and investors' units may be worth more or less than their original cost

Each Account files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may find these forms on the Securities and Exchange Commission's website at HTTP://WWW.SEC.GOV. These forms may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (toll free) 1-800-SEC-0330. Contract owners can also call the Accounts at 1-800-842-9406 to obtain information on Form N-Q.

A description of the policies and procedures that the Accounts use to determine how to vote proxies and information on how the Accounts voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is currently available. You may obtain these materials upon request and without charge by calling the Accounts (toll-free) at 1-800-842-9406, by visiting the Accounts' website at HTTP://WWW.CITIGROUPAM.COM or by visiting the Securities and Exchange Commission's website at HTTP://WWW.SEC.GOV.


VG-182 (Annual) (12-04) Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the Registrant's prinicipal executive officer, principal financial officer, Principal accounting officer or controller. Please see exhibit (a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Managers of the registrant has determined that Robert F. McGill III, a member of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of item 3 to Form N-CSR to qualify as the "Audit Committee financial expert," and has designated Mr. McGill as the Audit Committee's financial expert. Mr. McGill is an "independent" Director pursuant to paragraph (a)(2) of item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed by registrant's independent public accountants, KPMG LLP, for each of the last two fiscal years for professional services rendered in connection with the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $59,500 for the year ended December 31, 2003 and $60,425 for the year ended December 31, 2004. These fees are paid by Travelers Life & Annuity, as sponsor of each registrant.

(b)      None.

(c)      None.

(d)      None.

(e)(1) The Audit Committee ("Committee") has adopted policies and procedures to, among other purposes, approve all audit and non-audit services provided to the Registrant and certain other persons by the Registrant's independent auditors. The policies and procedures require the Committee to approve (a) all audit and permissible non-audit services to be provided to the Registrant and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Registrant. In carrying out this responsibility, the Committee shall seek periodically from the Adviser and from the independent auditors a list of audit and permissible non-audit services that can be expected to be rendered to the Registrant, the Adviser or any Covered Service Providers by the Registrant's independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee (the "Chairperson") and at least one other member of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next meeting after the sub-committee's meeting, its decision(s).

         From year to year, and at such other times as the Committee deems appropriate, the Committee shall report to the Board whether this system of approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies

         Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided by (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2)   No fee incurred on behalf of the accounts.

(f)      Not applicable.

(g)      None.

(h)      Yes.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see the schedule of investments contained in the report to shareholders included under item 1 of this form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENTCOMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Managers since the accounts last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a - 3 (c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal control over financials reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)   The code of ethics pursuant to item 2 is attached as EX-99.CODE ETH

(a)(2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT

(b) Certifications pursuant to section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 99.906CERT

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tactical Growth and Income Stock Account For Variable Annuities

Tactical Short Term Bond Account For Variable Annuities

Tactical Aggressive Stock Account for Variable Annuities


By: /s/ R. Jay Gerken
    R. Jay Gerken
    Chairman of the Board
    Chief Executive Officer
    Tactical Growth and Income Stock Account For Variable Annuities Tactical Short Term Bond Account For Variable Annuities
    Tactical Aggressive Stock Account for Variable Annuities

Date  February 24, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ R. Jay Gerken
    R. Jay Gerken
    Chairman of the Board
    Chief Executive Officer
    Tactical Growth and Income Stock Account For Variable Annuities Tactical Short Term Bond Account For Variable Annuities
    Tactical Aggressive Stock Account for Variable Annuities

Date  February 24, 2005


By: /s/ David A. Golino
    David A. Golino
    Principal Accounting Officer
    Tactical Growth and Income Stock Account For Variable Annuities Tactical Short Term Bond Account For Variable Annuities
    Tactical Aggressive Stock Account for Variable Annuities

Date  February 24, 2005